Advances	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Text Block [Abstract]
Advances

5. Advances

On June 18, 2008, the Company entered into an agreement with BioTime, Inc. (“Bio Time”), where Bio Time will pay an advance of $250,000 to LCT to produce, make, and distribute Joint Products. The $250,000 advance will be paid down with the first $250,000 of net revenues that otherwise would be allocated to LCT under the agreement. As of June 30, 2015, no revenues were realized from this agreement.

	June 30, 2015	December 31, 2014
BioTime, Inc. (in thousands)	$250	$250

5. Advances

On June 18, 2008, the Company entered into an agreement with BioTime, Inc. (“BioTime”), where BioTime will pay an advance of $250,000 to Lifeline Cell Technology, a wholly-owned subsidiary of International Stem Cell Corporation, to produce, make, and distribute Joint Products. The $250,000 advance will be paid down with the first $250,000 of net revenues that otherwise would be allocated to LCT under the agreement. As of December 31, 2014, no revenues were realized from this agreement.

	December 31, 2014	December 31, 2013
BioTime, Inc. (in thousands)	$250	$250